Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Schedule Of Nature And Movement Of The Liabilities	The amount, nature and the movement of the liabilities is summarized as follows:

	Civil	Labor	Tax	Total

Balance as of December 31, 2021	15,610	16,383	149,856	181,849
Additions	29,460	8,759	9,491	47,710
Reversals	(13,471)	(1,654)	(13,736)	(28,861)
Interest	2,030	1,239	16,208	19,477
Payments	(8,305)	(267)	(1,227)	(9,799)
Balance as of December 31, 2022	25,324	24,460	160,592	210,376
Additions	46,723	38,533	23,607	108,863
Reversals	(22,598)	(24,624)	(55,816)	(103,038)
Interest	3,846	3,218	19,613	26,677
Payments	(17,433)	(1,882)	(14,697)	(34,012)
Balance as of December 31, 2023	35,862	39,705	133,299	208,866
14.3.1.    Civil lawsuits
In general, provisions and contingencies arise from claims related to lawsuits of a similar nature, with individual amounts that are not considered individually significant. The nature of the civil litigations is categorized according to the primary business of the Group. Substantial provisions are summarized in two business domains, namely (i) acquiring, totaling R$ 18,556 as of December 31, 2023 (2022 - R$ 15,082) and (ii) banking, totaling R$ 12,559 as of December 31, 2023 (2022 - R$ 6,355).
14.3.2.    Labor claims
In the context of Labor Courts, the Group encounters recurrent lawsuits, primarily falling in two categories: (i) labor claims by former employees and (ii) labor claims brought forth by former employees of outsourced companies contracted by the Group. These claims commonly center around issues such as the claimant’s placement in a different trade union and payment of overtime. The initial value of these lawsuits is asserted by the former employees at the commencement of the legal proceeding.

Schedule of Nature of Liabilities
The Group has the following civil, labor and tax litigation involving risks of loss assessed by management as possible, based on the advice of the legal counsel, for which no provision was recognized:

	2023	2022

Civil (a)	50,762	178,809
Labor (a)	2,179	238,523
Tax	181,163	140,658
Total	234,104	557,990